SCHEDULE OF CHANGES IN ALLOWANCES FOR CREDIT LOSSES (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Credit Loss [Abstract]
Allowance for accounts receivable, beginning balance	$ (14,979)	$ (14,067)
Current period provision for expected credit losses	(419)	(87)
Foreign currency exchange adjustments	66	(825)
Allowance for accounts receivable, ending balance	$ (15,332)	$ (14,979)